UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2006

1.804853.102

CAI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Diversified Media - 0.3%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30	$ 32,090	$ 18,151
Technology - 0.0%
ON Semiconductor Corp. 0% 4/15/24	840	739
TOTAL CONVERTIBLE BONDS		18,890
Nonconvertible Bonds - 68.0%
Aerospace - 0.4%
L-3 Communications Corp. 6.375% 10/15/15	17,590	16,754
Orbimage Holdings, Inc. 15.14% 7/1/12 (i)(j)	8,010	8,691
		25,445
Air Transportation - 0.9%
AMR Corp. 10.2% 3/15/20	2,750	2,613
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	324	317
8.312% 10/2/12	1,294	1,249
8.388% 5/1/22	3,957	3,779
9.798% 4/1/21	12,039	12,581
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	69,605	18,445
8.3% 12/15/29 (d)	11,230	3,019
10% 8/15/08 (d)	3,245	844
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,000	2,008
Northwest Airlines Corp. 10% 2/1/09 (d)	16,160	7,918
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	5,910	2,925
8.875% 6/1/06 (d)	5,900	2,906
Northwest Airlines, Inc. pass thru trust certificates 7.248% 7/2/14	793	182
		58,786
Automotive - 4.3%
Affinia Group, Inc. 9% 11/30/14	21,285	19,369
Altra Industrial Motion, Inc. 9% 12/1/11	4,560	4,560
Delco Remy International, Inc.:
9.375% 4/15/12	2,475	1,349
11% 5/1/09	2,990	1,749
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. 6.625% 6/16/08	$ 31,495	$ 30,339
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	37,722
6.875% 9/15/11	21,825	21,061
6.875% 8/28/12	26,735	25,801
8% 11/1/31	100,165	98,138
Tenneco, Inc. 8.625% 11/15/14	5,280	5,227
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	8,401	8,947
11% 2/15/13	6,786	7,414
Visteon Corp. 7% 3/10/14	11,255	9,173
		270,849
Broadcasting - 0.7%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (i)	15,770	16,559
10.375% 9/1/14 (i)	27,135	29,984
		46,543
Building Materials - 0.3%
ACIH, Inc. 0% 12/15/12 (e)(i)	1,245	971
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (j)	15,089	15,164
NTK Holdings, Inc. 0% 3/1/14 (e)	1,810	1,249
Texas Industries, Inc. 7.25% 7/15/13	2,880	2,880
		20,264
Cable TV - 5.2%
CCH I Holdings LLC/CCH I Capital Corp.:
0% 1/15/15 (e)	5,000	3,000
11.75% 5/15/14	6,755	4,560
CCH I LLC/CCH I Capital Corp. 11% 10/1/15	30,228	27,130
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	5,940
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	15,790	15,948
CSC Holdings, Inc.:
7.25% 4/15/12 (i)(j)	20,160	19,505
7.625% 4/1/11	6,460	6,525
7.625% 7/15/18	81,478	80,867
7.875% 12/15/07	1,000	1,018
7.875% 2/15/18	43,245	43,786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 15,465	$ 15,098
6.625% 10/1/14	34,270	33,071
iesy Repository GmbH 10.375% 2/15/15 (i)	11,490	10,456
NTL Cable PLC 8.75% 4/15/14	24,485	24,730
Telenet Group Holding NV 0% 6/15/14 (e)(i)	36,895	31,453
Videotron Ltee 6.875% 1/15/14	3,630	3,449
		326,536
Capital Goods - 1.2%
Blount, Inc. 8.875% 8/1/12	6,070	6,116
Chart Industries, Inc. 9.125% 10/15/15 (i)	4,970	5,132
Hexcel Corp. 6.75% 2/1/15	10,710	9,960
Invensys PLC 9.875% 3/15/11 (i)	833	895
Polypore, Inc. 0% 10/1/12 (e)	22,155	14,844
Polypore, Inc. 8.75% 5/15/12	7,915	7,598
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (i)	12,730	12,762
11.75% 8/1/16 (i)	15,400	15,785
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,657
		76,749
Chemicals - 1.6%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	29,183
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	6,685	5,248
Series B, 0% 10/1/14 (e)	39,745	31,001
Huntsman LLC 11.625% 10/15/10	2,465	2,730
Lyondell Chemical Co. 11.125% 7/15/12	6,125	6,646
Phibro Animal Health Corp.:
10% 8/1/13 (i)	11,980	12,070
13% 12/1/07 unit	10,457	10,771
		97,649
Consumer Products - 0.6%
AAC Group Holding Corp. 0% 10/1/12 (e)	7,880	6,166
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	685
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,720
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,232
NPI Merger Corp.:
9.23% 10/15/13 (i)(j)	3,080	3,157
10.75% 4/15/14 (i)	3,540	3,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	$ 15,460	$ 12,677
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,355
		34,682
Containers - 1.1%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,780
BWAY Corp. 10% 10/15/10	9,210	9,671
Constar International, Inc. 11% 12/1/12	9,360	7,067
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	3,815	3,815
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,160
7.5% 12/15/96	17,610	13,912
8% 4/15/23	6,295	5,917
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	3,935
7.75% 5/15/11	3,150	3,205
8.25% 5/15/13	10,790	10,898
Tekni-Plex, Inc. 10.875% 8/15/12 (i)	4,620	5,082
		68,442
Diversified Financial Services - 1.4%
E*TRADE Financial Corp. 7.375% 9/15/13	5,420	5,434
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,144
Residential Capital Corp.:
6.375% 6/30/10	32,770	32,660
6.875% 6/30/15	17,905	18,159
7.3369% 4/17/09 (i)(j)	29,350	29,350
		87,747
Diversified Media - 1.0%
Affinion Group, Inc. 11.5% 10/15/15 (i)	12,915	12,947
CanWest Media, Inc. 8% 9/15/12	4,040	3,878
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,028
8.5% 7/15/29	25,045	24,918
		64,771
Electric Utilities - 1.5%
AES Gener SA 7.5% 3/25/14	14,980	15,205
Aquila, Inc. 14.875% 7/1/12	7,225	9,519
Chivor SA E.S.P. 9.75% 12/30/14 (i)	11,230	12,185
Dynegy Holdings, Inc. 8.375% 5/1/16 (i)	9,150	9,013
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy:
7.5% 6/15/13 (i)	$ 16,330	$ 16,126
7.75% 6/15/16 (i)	16,330	16,105
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,510
TECO Energy, Inc. 6.75% 5/1/15	4,880	4,807
Tenaska Alabama Partners LP 7% 6/30/21 (i)	5,453	5,248
Utilicorp United, Inc. 9.95% 2/1/11 (j)	175	193
		95,911
Energy - 6.8%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	9,409
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (i)	4,940	4,965
Chaparral Energy, Inc. 8.5% 12/1/15 (i)	10,400	10,374
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	36,156
7.5% 9/15/13	2,000	1,995
7.625% 7/15/13	19,570	19,864
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	21,699
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,353
Energy Partners Ltd. 8.75% 8/1/10	14,470	14,072
Enron Corp.:
6.4% 7/15/06 (d)	3,270	1,079
6.625% 11/15/05 (d)	13,290	4,386
6.725% 11/17/08 (d)(j)	4,095	1,331
6.75% 8/1/09 (d)	3,320	1,096
6.875% 10/15/07 (d)	8,050	2,657
6.95% 7/15/28 (d)	7,270	2,363
7.125% 5/15/07 (d)	1,390	459
7.375% 5/15/19 (d)	8,400	2,772
7.875% 6/15/03 (d)	1,390	459
8.375% 5/23/05 (d)	15,020	4,957
9.125% 4/1/03 (d)	285	94
9.875% 6/15/03 (d)	1,268	418
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,325
Hanover Compressor Co. 7.5% 4/15/13	2,300	2,283
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,395
InterNorth, Inc. 9.625% 3/15/07 (d)	5,575	1,840
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,511
Ocean Rig Norway AS 8.375% 7/1/13 (i)	4,730	4,872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Petrohawk Energy Corp. 9.125% 7/15/13 (i)	$ 26,090	$ 26,547
Plains Exploration & Production Co. 8.75% 7/1/12	5,620	5,845
Pogo Producing Co.:
6.875% 10/1/17	18,560	17,470
7.875% 5/1/13 (i)	11,500	11,615
Range Resources Corp. 7.375% 7/15/13	5,530	5,502
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	34,886
8% 3/1/32	20,945	21,940
8.875% 3/15/10	4,000	4,185
Southern Star Central Corp. 6.75% 3/1/16 (i)	6,870	6,665
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (i)	5,140	5,012
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,252
7.5% 4/1/17	6,635	6,736
7.625% 4/1/37	7,450	7,402
8.375% 6/15/32	6,100	6,558
Venoco, Inc. 8.75% 12/15/11	6,840	6,669
Williams Companies, Inc.:
6.375% 10/1/10 (i)	18,640	18,197
7.5% 1/15/31	4,605	4,444
7.625% 7/15/19	27,165	27,335
7.75% 6/15/31	2,220	2,165
7.875% 9/1/21	14,010	14,238
8.75% 3/15/32	10,760	11,567
		426,414
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,588
Environmental - 0.4%
Allied Waste North America, Inc. 7.125% 5/15/16 (i)	14,390	13,706
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	396
7.4% 9/15/35	15,066	13,183
		27,285
Food and Drug Retail - 0.6%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,927	5,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 4,290	$ 3,775
6.875% 12/15/28 (i)	9,125	6,889
7.7% 2/15/27	28,465	23,768
		39,457
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,705
Michael Foods, Inc. 8% 11/15/13	2,690	2,663
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,699
Swift & Co.:
10.125% 10/1/09	3,950	4,069
12.5% 1/1/10	6,005	6,185
		20,321
Gaming - 2.6%
Galaxy Entertainment Finance Co. Ltd.:
9.875% 12/15/12 (i)	3,155	3,289
10.42% 12/15/10 (i)(j)	2,910	3,034
Kerzner International Ltd. 6.75% 10/1/15	18,620	19,598
Mandalay Resort Group 6.5% 7/31/09	16,415	16,189
MGM MIRAGE:
6% 10/1/09	5,030	4,879
6.625% 7/15/15	40,650	38,109
6.75% 9/1/12	6,315	6,118
6.75% 4/1/13 (i)	9,700	9,361
6.875% 4/1/16 (i)	9,700	9,191
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,272
MTR Gaming Group, Inc. 9% 6/1/12 (i)	4,280	4,344
Penn National Gaming, Inc. 6.75% 3/1/15	7,810	7,341
Scientific Games Corp. 6.25% 12/15/12	3,050	2,848
Station Casinos, Inc.:
6% 4/1/12	8,320	7,810
6.5% 2/1/14	10,140	9,367
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	4,965	3,376
9% 1/15/12	2,645	2,698
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (i)	3,890	4,114
		160,938
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - 2.0%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	$ 10,000	$ 10,300
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,261
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,300
CRC Health Group, Inc. 10.75% 2/1/16 (i)	7,690	7,805
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,229
LifeCare Holdings, Inc. 9.25% 8/15/13	9,745	7,260
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,033
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,316
Skilled Healthcare Group, Inc. 11% 1/15/14 (i)	10,210	10,721
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	12,969
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,520
Vanguard Health Holding Co. I 0% 10/1/15 (e)	2,190	1,544
Vanguard Health Holding Co. II LLC 9% 10/1/14	19,455	18,628
VWR International, Inc.:
6.875% 4/15/12	620	591
8% 4/15/14	1,740	1,710
		127,187
Homebuilding/Real Estate - 2.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	11,965
8.125% 6/1/12	12,730	12,921
BF Saul REIT 7.5% 3/1/14	12,505	12,568
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,175
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,677
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	13,075	11,375
7.75% 5/15/13	14,835	13,426
Kimball Hill, Inc. 10.5% 12/15/12	9,110	8,245
Meritage Homes Corp. 6.25% 3/15/15	7,970	6,496
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (i)	29,430	28,926
Technical Olympic USA, Inc.:
7.5% 1/15/15	11,045	8,560
10.375% 7/1/12	3,105	2,748
		127,082
Hotels - 0.6%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,190
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Gaylord Entertainment Co.: - continued
8% 11/15/13	$ 8,460	$ 8,587
ITT Corp. 7.375% 11/15/15	20,000	20,522
		35,299
Leisure - 0.8%
Festival Fun Parks LLC 10.875% 4/15/14 (i)	11,905	11,816
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	19,749	15,602
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,806
Vail Resorts, Inc. 6.75% 2/15/14	13,540	12,931
		49,155
Metals/Mining - 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,456
Compass Minerals International, Inc. 0% 12/15/12 (e)	18,715	17,966
Drummond Co., Inc. 7.375% 2/15/16 (i)	11,870	11,128
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	12,685
10.125% 2/1/10	2,155	2,284
Massey Energy Co. 6.875% 12/15/13	18,850	17,154
		69,673
Paper - 0.5%
Georgia-Pacific Corp.:
8% 1/15/24	6,595	6,249
8.125% 5/15/11	2,500	2,478
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	2,345
NewPage Corp.:
10.93% 5/1/12 (j)	8,670	9,450
12% 5/1/13	9,420	9,844
P.H. Glatfelter Co. 7.125% 5/1/16 (i)	2,400	2,352
		32,718
Publishing/Printing - 1.6%
Haights Cross Communications, Inc. 12.5% 8/15/11 (e)(f)	9,350	5,610
Houghton Mifflin Co.:
0% 10/15/13 (e)	31,180	25,801
8.25% 2/1/11	8,260	8,312
9.875% 2/1/13	24,000	24,660
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Vertis, Inc.:
10.875% 6/15/09	$ 21,565	$ 21,376
13.5% 12/7/09 (i)	2,070	1,760
		97,936
Railroad - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,693
9.5% 10/1/08	5,910	6,176
TFM SA de CV:
9.375% 5/1/12	16,130	17,098
12.5% 6/15/12	13,955	15,281
yankee 10.25% 6/15/07	750	769
		47,017
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	14,495	14,459
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	11,479
		25,938
Services - 3.5%
Ahern Rentals, Inc. 9.25% 8/15/13	2,470	2,507
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,652
Ashtead Holdings PLC 8.625% 8/1/15 (i)	5,440	5,358
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (i)(j)	2,220	2,209
7.625% 5/15/14 (i)	5,910	5,777
7.75% 5/15/16 (i)	5,610	5,470
FTI Consulting, Inc. 7.625% 6/15/13	3,280	3,288
Hertz Corp. 8.875% 1/1/14 (i)	15,720	16,427
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	31,078
7.75% 1/15/15	25,205	24,575
8.625% 4/1/13	2,225	2,247
8.75% 7/15/18	16,300	16,463
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	28,735	24,281
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,055
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (i)	31,190	33,529
Penhall International Corp. 12% 8/1/14 (i)	13,020	13,443
Rural/Metro Corp. 9.875% 3/15/15	6,115	6,237
Williams Scotsman, Inc. 8.5% 10/1/15	12,390	12,421
		219,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - 1.4%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	$ 2,385	$ 2,612
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,379
Grupo TMM SA de CV 10.5% 8/1/07 (i)	8,229	8,311
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	6,703	5,765
OMI Corp. 7.625% 12/1/13	8,125	8,125
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,807
Ship Finance International Ltd. 8.5% 12/15/13	30,655	29,276
Ultrapetrol Bahamas Ltd. 9% 11/24/14	8,485	7,637
		90,912
Steels - 1.5%
AK Steel Corp. 7.75% 6/15/12	12,585	12,428
CSN Islands VIII Corp. 9.75% 12/16/13 (i)	11,805	13,059
Edgen Acquisition Corp. 9.875% 2/1/11	6,120	6,059
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,378
Gerdau SA 8.875% (i)	11,345	11,629
International Steel Group, Inc. 6.5% 4/15/14	24,820	23,455
Ispat Inland ULC 9.75% 4/1/14	5,094	5,629
RathGibson, Inc. 11.25% 2/15/14 (i)	11,220	11,585
		93,222
Super Retail - 0.9%
AutoNation, Inc.:
7% 4/15/14 (i)	6,070	5,949
7.5069% 4/15/13 (i)(j)	4,370	4,403
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (i)	19,550	18,768
Neiman Marcus Group, Inc.:
9% 10/15/15	15,340	16,184
10.375% 10/15/15	8,520	9,064
		54,368
Technology - 6.9%
Amkor Technology, Inc. 9.25% 6/1/16	13,090	12,026
Avago Technologies Finance Ltd.:
10.7306% 6/1/13 (i)(j)	18,810	19,703
11.875% 12/1/15 (i)	9,345	10,093
Celestica, Inc. 7.875% 7/1/11	31,775	30,822
Freescale Semiconductor, Inc. 7.125% 7/15/14	27,745	28,161
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 57,490	$ 49,010
6.5% 1/15/28	19,690	16,540
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	7,434
Nortel Networks Corp.:
9.73% 7/15/11 (i)(j)	16,300	16,402
10.125% 7/15/13 (i)	16,190	16,271
10.75% 7/15/16 (i)	16,300	16,687
Sanmina-SCI Corp. 8.125% 3/1/16	15,230	14,773
SunGard Data Systems, Inc.:
9.125% 8/15/13	24,240	24,755
9.4306% 8/15/13 (j)	12,970	13,489
10.25% 8/15/15	16,640	16,806
Viasystems, Inc. 10.5% 1/15/11	23,140	22,677
Xerox Capital Trust I 8% 2/1/27	30,530	30,683
Xerox Corp.:
6.4% 3/15/16	18,000	17,190
7.2% 4/1/16	4,950	4,925
7.625% 6/15/13	62,845	63,473
		431,920
Telecommunications - 12.4%
American Tower Corp. 7.125% 10/15/12	13,300	13,400
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	28,614
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,305
Citizens Communications Co. 9% 8/15/31	16,025	16,466
Digicel Ltd. 9.25% 9/1/12 (i)	8,355	8,689
Dresdner Bank AG 10.375% 8/17/09 (i)	5,320	5,732
Embarq Corp.:
6.738% 6/1/13	11,159	11,266
7.082% 6/1/16	1,787	1,798
7.995% 6/1/36	38,658	39,656
Eschelon Operating Co. 8.375% 3/15/10	10,587	10,164
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (i)	13,020	12,955
Inmarsat Finance PLC 7.625% 6/30/12	1,744	1,779
Intelsat Ltd.:
6.5% 11/1/13	19,560	14,768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.: - continued
7.625% 4/15/12	$ 30,075	$ 25,263
9.25% 6/15/16 (i)	9,770	10,014
11.25% 6/15/16 (i)	26,100	26,394
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (j)	22,320	22,683
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (i)	4,400	4,312
Level 3 Financing, Inc.:
11.4238% 3/15/11 (i)(j)	13,240	13,902
12.25% 3/15/13 (i)	27,280	29,872
Millicom International Cellular SA 10% 12/1/13	19,800	21,186
Mobifon Holdings BV 12.5% 7/31/10	23,305	25,985
New Skies Satellites BV:
9.125% 11/1/12	2,710	2,866
10.4144% 11/1/11 (j)	3,540	3,646
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,227
6.875% 10/31/13	6,840	6,883
7.375% 8/1/15	75,245	77,178
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (i)	8,080	8,373
PanAmSat Corp.:
9% 8/15/14	11,870	11,989
9% 6/15/16 (i)	9,770	9,770
Qwest Capital Funding, Inc.:
7.625% 8/3/21	14,370	13,652
7.75% 2/15/31	4,620	4,297
Qwest Corp.:
7.625% 6/15/15	6,359	6,462
7.875% 9/1/11	19,060	19,632
8.5794% 6/15/13 (j)	33,180	35,503
8.875% 3/15/12	51,075	55,033
Rogers Communications, Inc. 8.4544% 12/15/10 (j)	8,170	8,384
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	5,230	4,642
6.875% 7/15/28	8,125	7,109
U.S. West Communications:
6.875% 9/15/33	28,355	25,094
7.125% 11/15/43	1,355	1,206
7.2% 11/10/26	37,955	35,298
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 9/15/25	$ 8,865	$ 8,422
7.25% 10/15/35	19,810	18,077
7.5% 6/15/23	14,935	14,338
8.875% 6/1/31	2,015	2,075
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	8,863
Wind Acquisition Finance SA 10.75% 12/1/15 (i)	16,090	17,317
Windstream Corp. 8.625% 8/1/16 (i)	17,870	18,585
		784,124
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16	19,380	18,896
9.75% 1/15/15	18,140	18,571
		37,467
TOTAL NONCONVERTIBLE BONDS		4,283,412
TOTAL CORPORATE BONDS (Cost $4,298,587)		4,302,302
Common Stocks - 13.5%
	Shares
Air Transportation - 0.2%
UAL Corp. (a)(g)	500,000	13,070
Building Materials - 0.6%
General Cable Corp.	960,300	34,283
Jacuzzi Brands, Inc. (a)	177,900	1,494
		35,777
Cable TV - 2.9%
Cablevision Systems Corp. - NY Group Class A	1,625,000	36,156
Comcast Corp. Class A (a)	1,230,000	42,287
Discovery Holding Co. Class A (a)	125,000	1,665
Liberty Global, Inc.:
Class A	62,500	1,366
Class C	62,500	1,324
LodgeNet Entertainment Corp. (a)	735,000	13,722
NTL, Inc.	3,795,147	86,719
Common Stocks - continued
	Shares	Value (000s)
Cable TV - continued
NTL, Inc. warrants 1/13/11 (a)	35,177	$ 18
PTV, Inc. (a)	3	0
		183,257
Chemicals - 0.4%
Celanese Corp. Class A	1,145,700	22,009
Sterling Chemicals, Inc. (a)	897	12
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		22,021
Containers - 0.3%
Crown Holdings, Inc. (a)	1,046,300	17,431
Trivest 1992 Special Fund Ltd. (a)(k)	11,400,000	57
		17,488
Diversified Financial Services - 0.2%
KKR Private Equity Investors, L.P. Restricted Depositary Units (k)	582,900	13,698
Diversified Media - 1.5%
Liberty Media Holding Corp.:
- Capital Series A (a)	172,500	14,078
- Interactive Series A (a)	862,500	14,205
News Corp. Class A	1,752,200	33,712
Rogers Communications, Inc. Class B (non-vtg.)	725,000	30,977
		92,972
Electric Utilities - 0.0%
Portland General Electric Co. (g)	65,327	1,709
Energy - 1.8%
Apache Corp.	340,000	23,960
Chesapeake Energy Corp.	700,000	23,030
Encore Acquisition Co. (a)	525,000	15,992
Williams Companies, Inc.	2,050,000	49,713
		112,695
Food/Beverage/Tobacco - 0.2%
Centerplate, Inc. unit	1,033,875	14,702
Gaming - 0.8%
Kerzner International Ltd. (a)	340,000	27,200
Penn National Gaming, Inc. (a)	600,000	19,842
Progressive Gaming International Corp. warrants 10/14/08 (a)(k)	535,456	1,580
		48,622
Healthcare - 0.8%
DaVita, Inc. (a)	220,800	11,044
Common Stocks - continued
	Shares	Value (000s)
Healthcare - continued
Emergency Medical Services Corp. Class A (h)	685,600	$ 8,172
Quest Diagnostics, Inc.	150,000	9,018
UnitedHealth Group, Inc.	500,000	23,915
		52,149
Metals/Mining - 0.6%
Alpha Natural Resources, Inc. (a)	950,000	15,362
Haynes International, Inc. (a)	147,429	5,602
Intermet Corp. (a)(k)	521,664	5,983
Massey Energy Co.	500,000	13,360
		40,307
Publishing/Printing - 0.3%
R.H. Donnelley Corp.	350,000	18,274
Restaurants - 0.0%
Ruth's Chris Steak House, Inc.	10,300	183
Services - 0.4%
Coinmach Service Corp. unit	1,522,000	25,691
Shipping - 1.1%
Laidlaw International, Inc.	1,000,000	26,500
OMI Corp. (g)	795,000	17,538
Overseas Shipholding Group, Inc.	350,000	22,537
Ship Finance International Ltd. (NY Shares)	140,100	2,724
		69,299
Super Retail - 0.0%
J. Crew Group, Inc.	15,100	403
Technology - 0.6%
AMIS Holdings, Inc. (a)	1,353,244	12,693
Benchmark Electronics, Inc. (a)	579,000	14,087
Seagate Technology	550,000	12,760
		39,540
Telecommunications - 0.6%
American Tower Corp. Class A (a)	15,912	538
Broadwing Corp. (a)	13,950	128
Embarq Corp.	80,278	3,633
Sprint Nextel Corp.	1,605,563	31,790
XO Holdings, Inc. (a)	35,085	139
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	41
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
XO Holdings, Inc.: - continued
Series B, warrants 1/16/10 (a)	52,628	$ 18
Series C, warrants 1/16/10 (a)	52,628	13
		36,300
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(k)	659,302	10,166
TOTAL COMMON STOCKS (Cost $755,222)		848,323
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	876
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(k)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,726
Nonconvertible Preferred Stocks - 0.3%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,746
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	152
Super Retail - 0.1%
GNC Corp. Series A, 12.00%	7,090	8,508
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,406
TOTAL PREFERRED STOCKS (Cost $24,724)		27,132
Floating Rate Loans - 9.2%
	Principal Amount (000s)
Air Transportation - 0.6%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (j)	$ 1,040	1,061
Tranche C, term loan 12.7725% 3/16/08 (j)	16,735	17,195
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (j)	14,096	14,255
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - continued
UAL Corp.: - continued
Tranche DD, term loan 9.1875% 2/1/12 (j)	$ 2,014	$ 2,036
US Airways Group, Inc. term loan 8.9988% 3/31/11 (j)	2,450	2,459
		37,006
Automotive - 0.8%
AM General LLC:
Tranche B1, term loan 9.9802% 11/1/11 (j)	10,710	10,817
Tranche C2, term loan 14.2088% 5/2/12 (j)	6,300	6,426
Dana Corp. term loan 7.65% 4/13/08 (j)	1,450	1,452
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (j)	9,180	9,237
Tranche 3, term loan 8.7044% 3/1/11 (j)	14,515	14,624
Lear Corp. term loan 7.9781% 4/25/12 (j)	10,910	10,842
		53,398
Cable TV - 1.2%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (j)	27,608	27,643
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (j)	27,780	27,641
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (j)	6,000	5,700
NTL Cable PLC term loan 10.315% 3/3/07 (j)	3,234	3,230
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (j)	1,450	1,385
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (j)	4,813	4,798
Tranche K2, term loan 7.64% 12/31/13 (j)	4,813	4,798
		75,195
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (j)	387	387
Mueller Group, Inc. term loan 7.6461% 10/3/12 (j)	591	594
Walter Industries, Inc. term loan 7.1242% 10/3/12 (j)	592	591
		1,572
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (j)	890	893
Diversified Financial Services - 0.5%
Newkirk Master LP Tranche B, term loan 7.0963% 8/11/08 (j)	600	599
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (j)	$ 20,245	$ 20,245
Tranche C, term loan 6.9833% 4/18/12 (j)	11,735	11,735
		32,579
Electric Utilities - 0.3%
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (j)	3,073	3,080
term loan 7.2306% 2/1/13 (j)	13,444	13,494
		16,574
Energy - 0.5%
Coffeyville Resources LLC Tranche 2, term loan 12.1875% 7/8/13 (j)	9,370	9,604
Helix Energy Solutions Group, Inc. term loan 7.4973% 7/1/13 (j)	6,070	6,047
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (j)	2,252	2,258
term loan:
7.3901% 10/31/12 (j)	9,313	9,336
7.4769% 10/31/07 (j)	6,885	6,885
		34,130
Entertainment/Film - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (j)	9,766	9,753
Environmental - 0.2%
Allied Waste Industries, Inc.:
term loan 7.1457% 1/15/12 (j)	8,781	8,737
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (j)	3,409	3,392
		12,129
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.8199% 6/5/13 (j)	5,657	5,671
Healthcare - 0.4%
DaVita, Inc. Tranche B, term loan 7.436% 10/5/12 (j)	22,810	22,839
Homebuilding/Real Estate - 0.2%
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (j)	15,365	15,384
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Paper - 1.3%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (j)	$ 27,650	$ 27,857
Tranche B1, term loan 7.3459% 12/23/12 (j)	51,302	51,238
		79,095
Services - 0.1%
Coinmach Corp. Tranche B1, term loan 7.805% 12/19/12 (j)	778	783
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (j)	590	594
Tranche B, term loan 7.5373% 12/21/12 (j)	4,699	4,729
		6,106
Shipping - 0.0%
Laidlaw International, Inc. Class B, term loan 9% 7/31/13 (j)	2,940	2,940
Super Retail - 0.6%
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (j)	9,978	10,053
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (j)	25,110	24,953
		35,006
Technology - 1.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3338% 3/20/13 (j)	15,850	15,860
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (j)	49,564	49,874
		65,734
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (j)	9,820	9,869
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (j)	2,720	2,735
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (j)	19,000	19,000
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (j)	12,400	12,958
Tranche B, term loan 7.7819% 9/21/13 (j)	6,200	6,247
Tranche C, term loan 8.2819% 9/21/14 (j)	6,200	6,247
Windstream Corp. term loan 7.26% 7/17/11 (j)	19,570	19,619
		76,675
TOTAL FLOATING RATE LOANS (Cost $579,132)		582,679
Money Market Funds - 7.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (b)	455,589,043	$ 455,589
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	5,119,950	5,120
TOTAL MONEY MARKET FUNDS (Cost $460,709)		460,709
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.25%, dated 7/31/06 due 8/1/06) (Cost $5,367)	$ 5,368	5,367
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $6,123,741)		6,226,512
NET OTHER ASSETS - 1.2%		76,117
NET ASSETS - 100%		$ 6,302,629
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $894,837,000 or 14.2% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,334,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 14,573
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,367
Fidelity Securities Lending Cash Central Fund	48
Total	$ 6,415
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emergency Medical Services Corp. Class A	$ 8,467	$ -	$ -	$ -	$ 8,172
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,116,107,000. Net unrealized appreciation aggregated $110,405,000, of which $291,921,000 related to appreciated investment securities and $181,516,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006